ROU ASSET AND LEASES (Tables)	12 Months Ended
Aug. 31, 2024
Rou Asset And Leases
SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2024	August 31, 2023
Assets:
ROU asset	$199,647	$271,021

Liabilities:
Current:
Operating lease liabilities	$99,445	$84,879
Non-current
Operating lease liabilities	108,891	198,163
Total lease liabilities	$208,336	$283,042

SCHEDULE OF MATURITIES OF LEASE LIABILITIES	As of August 31, 2024, the remaining maturities of lease liabilities were as follows:
Operating lease
2025	$99,445
2026	79,016
2027	29,875
2028	-
2029 and thereafter	-
Total	$208,336